Share Capital - Disclosure of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Number of options outstanding | Share	1,096,700	1,935,300	2,295,200
Number of options exercisable | Share	1,026,800
Weighted Average Exercise Price	$ 7.61	$ 7.19	$ 7.51
Weighted Average Remaining Life	1 year 2 months 15 days
3.90 to 5.50 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Number of options outstanding | Share	25,000
Number of options exercisable | Share	25,000
Weighted Average Exercise Price	$ 3.9
Weighted Average Remaining Life	7 years 5 months 26 days
3.90 to 5.50 [Member] | Bottom of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 3.9
3.90 to 5.50 [Member] | Top of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 5.5
5.51 to 7.00 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Number of options outstanding | Share	75,000
Number of options exercisable | Share	75,000
Weighted Average Exercise Price	$ 6.41
Weighted Average Remaining Life	2 years 8 months 12 days
5.51 to 7.00 [Member] | Bottom of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 5.51
5.51 to 7.00 [Member] | Top of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 7
7.01 to 8.70 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Number of options outstanding | Share	946,700
Number of options exercisable | Share	876,800
Weighted Average Exercise Price	$ 7.69
Weighted Average Remaining Life	9 months 25 days
7.01 to 8.70 [Member] | Bottom of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 7.01
7.01 to 8.70 [Member] | Top of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 8.7
8.71 to 10.57 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Number of options outstanding | Share	50,000
Number of options exercisable | Share	50,000
Weighted Average Exercise Price	$ 9.92
Weighted Average Remaining Life	3 years 4 months 6 days
8.71 to 10.57 [Member] | Bottom of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 8.71
8.71 to 10.57 [Member] | Top of range [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options Line Items
Weighted Average Exercise Price	$ 10.57